Stock-based Compensation - LLC Incentive Plan (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 21, 2013 USD ($) $ / shares shares	Dec. 31, 2017 Vote item $ / shares shares	Dec. 31, 2010 item
LLC Incentive Plan
Number of Units
Outstanding unvested at beginning of the period | shares		94,617
Vested | shares		(71,048)
Outstanding unvested at end of the period | shares		23,569
Weighted‑ Average Grant Date Fair Value Per Unit
Outstanding unvested at beginning of the period		$ 3.31
Vested		2.73
Outstanding unvested at end of the period		$ 5.06
LLC Incentive Plan | Restricted Common Units
Stock-based Compensation
Number of common stock options granted | shares	615,685
Fair value of restricted common unit	$ 1.21
Total incremental fair value recognized | $	$ 255
Incremental fair value recognized | $	99
Incremental fair value to be recognized | $	$ 156
LLC Incentive Plan | Restricted Common Units | Maximum
Stock-based Compensation
Fair value of stock options	$ 0.64
LLC Incentive Plan | Restricted Common Units | Minimum
Stock-based Compensation
Fair value of stock options	$ 0.48
Original plan | Predecessor
Stock-based Compensation
Number of stock based compensation plans | item			1
Original plan | Restricted Common Units
Stock-based Compensation
Number of units issued | item		1
Number of votes | Vote		1
Relamorelin Company and/or Motus | LLC Incentive Plan | Restricted Common Units
Stock-based Compensation
Number of common stock options granted | shares	0